As filed with the Securities and Exchange Commission on February 17, 2005
Registrations Nos.

333-100907
811-09203

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No.
Post-Effective Amendment No. 2	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑
Amendment No. 21	☑

(Check appropriate box or boxes)

SEPARATE ACCOUNT A

(Exact Name of Registrant)

PACIFIC LIFE & ANNUITY COMPANY

(Name of Depositor)

700 Newport Center Drive
Newport Beach, California 92660
(Address of Depositor’s Principal Executive Offices) (Zip Code)

(949) 219-3743
(Depositor’s Telephone Number, including Area Code)

Diane N. Ledger
Vice President
Pacific Life & Annuity Company
700 Newport Center Drive
Newport Beach, California 92660
(Name and address of agent for service)

Copies of all communications to:
Diane N. Ledger	Ruth Epstein, Esq.
Pacific Life & Annuity Company	Dechert
P.O. Box 9000	1775 Eye Street, N.W.
Newport Beach, CA 92658-9030	Washington, D.C. 20006-2401

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☐	on December 30, 2004 pursuant to paragraph (b) of Rule 485

☑	60 days after filing pursuant to paragraph (a) (1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in the Separate Account Under Pacific Odyssey individual flexible premium deferred variable annuity contract.

Filing Fee: None

SEPARATE ACCOUNT A
FORM N-4
CROSS REFERENCE SHEET

PART A

Item No.		Prospectus Heading
1.	Cover Page	Cover Page
2.	Definitions	TERMS USED IN THIS PROSPECTUS
3.	Synopsis	AN OVERVIEW OF PACIFIC ODYSSEY
4.	Condensed Financial Information	YOUR INVESTMENT OPTIONS — Variable Investment Option Performance; ADDITIONAL INFORMATION — Financial Statements;
5.	General Description of Registrant, Depositor and Portfolio Companies	AN OVERVIEW OF PACIFIC ODYSSEY; PACIFIC LIFE & ANNUITY COMPANY, PACIFIC LIFE AND THE SEPARATE ACCOUNT — Pacific Life & Annuity Company (PL&A); — Pacific Life, — Separate Account A; YOUR INVESTMENT OPTIONS — Your Variable Investment Options; ADDITIONAL INFORMATION — Voting Rights
6.	Deductions	AN OVERVIEW OF PACIFIC ODYSSEY; HOW YOUR INVESTMENTS ARE ALLOCATED — Transfers; CHARGES, FEES AND DEDUCTIONS; WITHDRAWALS — Optional Withdrawal
7.	General Description of Variable Annuity Contracts	AN OVERVIEW OF PACIFIC ODYSSEY; PURCHASING YOUR CONTRACT — How to Apply for your Contract; HOW YOUR INVESTMENTS ARE ALLOCATED; RETIREMENT BENEFITS AND OTHER PAYOUTS — Choosing Your Annuity Option, — Your Annuity Payments, — Death Benefits; ADDITIONAL INFORMATION — Voting Rights, — Changes to Your Contract, — Changes to ALL Contracts, — Inquiries and Submitting Forms and Requests, — Timing of Payments and Transactions
8.	Annuity Period	RETIREMENT BENEFITS AND OTHER PAYOUTS
9.	Death Benefit	RETIREMENT BENEFITS AND OTHER PAYOUTS — Death Benefits
10.	Purchases and Contract Value	AN OVERVIEW OF PACIFIC ODYSSEY; PURCHASING YOUR CONTRACT; HOW YOUR INVESTMENTS ARE ALLOCATED; PACIFIC LIFE & ANNUITY COMPANY, PACIFIC LIFE AND THE SEPARATE ACCOUNT — Pacific Life & Annuity Company, Pacific Life; THE GENERAL ACCOUNT — Withdrawals and Transfers
11.	Redemptions	AN OVERVIEW OF PACIFIC ODYSSEY; CHARGES, FEES AND DEDUCTIONS; WITHDRAWALS; ADDITIONAL INFORMATION — Timing of Payments and Transactions; THE GENERAL ACCOUNT — Withdrawals and Transfers
12.	Taxes	CHARGES, FEES AND DEDUCTIONS — Premium Taxes; WITHDRAWALS — Optional Withdrawals, — Tax Consequences of Withdrawals; FEDERAL TAX STATUS
13.	Legal Proceedings	Not Applicable
14.	Table of Contents of the Statement of Additional Information	CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

PART B

Statement of Additional Information
Item No.		Heading
15.	Cover Page	Cover Page
16.	Table of Contents	TABLE OF CONTENTS
17.	General Information and History	Not Applicable
18.	Services	Not Applicable
19.	Purchase of Securities Being Offered	THE CONTRACTS AND THE SEPARATE ACCOUNT — Calculating Subaccount Unit Values, — Systematic Transfer Programs
20.	Underwriters	DISTRIBUTION OF THE CONTRACTS — Pacific Select Distributors, Inc. (PSD)
21.	Calculation of Performance Data	PERFORMANCE
22.	Annuity Payments	THE CONTRACTS AND THE SEPARATE ACCOUNT — Variable Annuity Payment Amounts
23.	Financial Statements	FINANCIAL STATEMENTS

PART C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

PROSPECTUS

(included in Registrant’s Form N-4/B, File No. 333-100907, Accession No. 0000892569-04-001017 filed on December 23, 2004 and incorporated by reference herein.)

STATEMENT OF ADDITIONAL INFORMATION

(included in Registrant’s Form N-4/B, File No. 333-100907, Accession No. 0000892569-04-001017 filed on December 23, 2004, and incorporated by reference herein.)

Supplement dated April 18, 2005 to the Prospectus dated December 22, 2004 for the Pacific Odyssey variable annuity contract issued by Pacific Life & Annuity Company

Capitalized terms used in this supplement are defined in the Prospectus referred to above unless otherwise defined herein. “We,” “us,” or “our” refer to Pacific Life & Annuity Company; “you” or “your” refer to the Contract Owner.

This supplement must be preceded or accompanied by the Prospectus dated December 22, 2004.

This supplement changes the Prospectus as follows:

The optional Guaranteed Protection Advantage (GPA) Rider is only available for purchase until the Guaranteed Protection Advantage 5 (GPA 5) Rider is available. All references to the GPA Rider in the Prospectus shall be subject to this disclosure.

AN OVERVIEW OF PACIFIC ODYSSEY – Optional Riders is amended by adding the following:

Guaranteed Protection Advantage 5 (GPA 5) Rider

The optional GPA 5 Rider allows for an additional amount that may be added to your Contract Value when an asset allocation program established and maintained by us for this Rider is used for a 10-year period (the ‘‘Term’’). Your entire Contract Value must be invested in an asset allocation program during the entire Term for the additional amount to be added to your Contract. You may buy the GPA 5 Rider on the Contract Date or on any Contract Anniversary.

The Rider also provides for an additional option (the ‘‘Step-Up’’) (described in the PURCHASING YOUR CONTRACT AND OPTIONAL RIDERS – Guaranteed Protection Advantage 5 Rider section in this supplement) on any Contract Anniversary beginning with the fifth (5th) anniversary of the Effective Date of the Rider and before the Annuity Date. If the Step-Up is elected, your 10-year Term would begin again as of the effective date of the Step-Up election, and may include an increase in the annual charge percentage (up to a maximum of 0.75%) associated with the Rider.

If you buy the GPA 5 Rider within 60 days after the Contract Date or within 30 days after a Contract Anniversary, we will make the Effective Date of the GPA 5 Rider coincide with that Contract Date or Contract Anniversary.

You should consult a qualified adviser for complete information and advice before purchasing the GPA 5 Rider or electing the Step-Up provision available under this Rider.

If you purchase the GPA 5 Rider there may be adverse consequences to taking a loan while the Rider is in effect. If you have an existing loan on your Contract, you should carefully consider whether the Rider is appropriate for you.

The Periodic Expenses section is amended by adding the following:

•	Guaranteed Protection Advantage 5 (GPA 5) Rider Charge	0.75%[10]

The following Footnotes are added to the Periodic Expenses section:

10 If you buy the Guaranteed Protection Advantage 5 (GPA 5) Rider, we deduct this charge proportionately from your Investment Options on each Contract Anniversary following the Effective Date of the Rider, during the term of the Rider and while the Rider is in effect. If the Rider is terminated for reasons other than death or annuitization, this charge will be deducted on the effective date of termination. The 0.75% charge applicable to the GPA 5 Rider is the maximum annual charge percentage allowable under the terms and conditions of the Rider. Currently, the annual charge percentage for the Rider is 0.25%. Under the terms and conditions of the Rider the charge will remain the same while the Rider is in effect, unless you elect the Step-Up provision under Rider. The charge if you purchase the Rider will also be shown on the Rider in your Contract.

The Examples section is replaced with the following:

The following examples are intended to help you compare the cost of investing in your Contract with the cost of investing in other variable annuity contracts. These costs include Contract transaction expenses, the maximum periodic Contract expenses (including the combination of optional Riders whose cumulative expenses totaled more than any other combination of optional Riders), Separate Account annual expenses, and maximum and minimum Portfolio fees and expenses for the year ended December 31, 2004. Premium taxes and/or other taxes may also be applicable.

The examples assume that you invest $10,000 in the Contract for the time periods indicated. They also assume that your Investment has a 5% return each year and assumes the maximum and minimum fees and expenses of all of the Investment Options available. Although your actual costs may be higher or lower, based on these assumptions, your maximum and minimum costs would be:

•	If you surrendered your Contract:

	1 Year	3 Years	5 Years	10 Years
Maximum*
Minimum*	[to be updated]

•	If you annuitized your Contract:

	1 Year	3 Years	5 Years	10 Years
Maximum*
Minimum*	[to be updated]

•	If you did not surrender or annuitize, but left the money in your Contract:

	1 Year	3 Years	5 Years	10 Years
Maximum*
Minimum*	[to be updated]

* In calculating the examples above, we used the maximum and minimum total operating expenses of all of the Portfolios as shown in the Fees And Expenses Paid By The Fund section of the Fund’s Prospectus. For more information on fees and expenses, see CHARGES, FEES AND DEDUCTIONS in this Prospectus, and see the Fund’s Prospectus. See the FINANCIAL HIGHLIGHTS section in the Prospectus for condensed financial information about the Subaccounts.

PURCHASING YOUR CONTRACT AND OPTIONAL RIDERS is amended by adding the following:

Purchasing the Guaranteed Protection Advantage 5 (GPA 5) Rider (Optional)

You may purchase the optional GPA 5 Rider on the Contract Date or on any subsequent Contract Anniversary if:

•	the age of each Annuitant is eighty (80) years or younger on the date of purchase,

•	the date of the purchase is at least ten (10) years prior to your selected Annuity Date, and

•	you use an asset allocation program established and maintained by us for this Rider during the entire period that the Rider is in effect.

If you purchase the GPA 5 Rider (including any and all previous, current and future versions), there may be adverse consequences to taking a loan while the Rider is in effect. If you have an existing loan on your Contract, you should carefully consider whether the Rider is appropriate for you.

If you purchase the GPA 5 Rider within sixty (60) days after the Contract Date or within thirty (30) days after a Contract Anniversary, the Effective Date of the Rider will be that Contract Date or Anniversary. The Rider will remain in effect, unless otherwise terminated, for a ten (10) year period (the ‘‘Term’’) beginning on the Effective Date of the Rider.

The Contract Value will be allocated among the Investment Options within the asset allocation model you have selected according to your stated risk tolerance. Subsequent Purchase Payments will also be allocated accordingly, unless otherwise instructed by you in writing. The allocation percentage for a particular Investment Option within the model you have selected may change and Investment Options may be added to or deleted from the model as a result of annual analysis. The analysis is performed each year to help maintain your stated risk tolerance. The Contract Value and any subsequent Purchase Payment will be automatically allocated each year in accordance with any new allocation percentage or any added Investment Option as a result of such analysis.

While this Rider is in full force and in effect, you may continue to make withdrawals from the Contract in accordance with the Withdrawal provisions of the Contract. Withdrawals made from the Contract during the Term will reduce the Guaranteed Protection Amount.

On the last day of the Term, we will add an additional amount to your Contract Value if, on that day, the Contract Value is less than a specified amount (the ‘‘Guaranteed Protection Amount’’). The additional amount will be equal to the difference between the Contract Value on the last day of the Term and the Guaranteed Protection Amount. The additional amount added to the Contract Value will be considered earnings and allocated to your Investment Options according to the allocations used in your most recent asset allocation program.

The Guaranteed Protection Amount is equal to (a) plus (b) minus (c) as indicated below:

(a)	is the Contract Value at the start of the Term,

(b)	is the amount of each subsequent Purchase Payment received during the first year of the Term, and

(c)	is a pro rata adjustment for withdrawals made from the Contract during the Term. The adjustment for each withdrawal is calculated by multiplying the Guaranteed Protection Amount prior to the withdrawal by the ratio of the amount of the withdrawal, including any applicable premium taxes, and or/other taxes, to the Contract Value immediately prior to the withdrawal.

For purposes of determining the Contract Value at the start of the Term, if the Effective Date of the Rider is the Contract Date, the Contract Value is equal to the initial Purchase Payment. If the Effective Date of the Rider is a Contract Anniversary, the Contract Value is equal to the Contract Value on that Contract Anniversary.

If, on the last day of the Term, the Contract is annuitized, the first death of an Owner or the death of the last surviving Annuitant occurs, or a full withdrawal is made, the Contract Value will reflect any additional amount owed under the GPA 5 Rider before the payment of any annuity or death benefits, or full withdrawal. No additional amount will be made if the Contract Value on the last day of the Term is greater than or equal to the Guaranteed Protection Amount.

If the Owner dies during the Term and the surviving spouse of the deceased Owner elects to continue the Contract in accordance with its terms, then the provisions of the Rider will continue until the end of the Term.

The Rider will automatically terminate at the end of the Term, or, if earlier on:

•	the Contract Anniversary immediately following the date any portion of the Contract Value is no longer invested in an asset allocation program established and maintained by us for the Rider,

•	the Contract Anniversary immediately following the date we receive notification from the Owner to terminate the Rider,

•	the date a full withdrawal of the amount available for withdrawal is made under the Contract,

•	the date of the first death of an Owner or the date of death of the last surviving Annuitant,

•	the date the Contract is terminated according to the provisions of the Contract, or

•	the Annuity Date.

If your request to terminate the Rider is received at our Service Center within thirty (30) days after a Contract Anniversary, the Rider will terminate on that Contract Anniversary.

Optional Step-Up in the Guaranteed Protection Amount

On any Contract Anniversary beginning with the fifth (5th) anniversary of the Effective Date of this Rider and before the Annuity Date, you may elect to increase (‘‘Step-Up’’) your Guaranteed Protection Amount.

If you elect the optional Step-Up, the following conditions will apply:

•	your election of a Step-Up must be received, in a form satisfactory to us, at our Service Center within thirty (30) days after the Contract Anniversary on which the Step-Up is effective,

•	the Guaranteed Protection Amount will be equal to your Contract Value as of the Effective Date of the Step-Up (‘‘Step-Up Date’’),

•	a new 10-year Term will begin as of the Step-Up Date, and

•	you may not elect another Step-Up until on or after the fifth (5th) anniversary of the latest Step-Up Date.

We will not permit a Step-Up if the new ten (10) year Term will extend beyond the Annuity Date.

The Guaranteed Protection Charge (“GPA 5 Charge”) may change if you elect a Step-Up, but it will never be more than the GPA 5 Charge being charged under the then current terms and conditions of the Rider. If you do not elect any Step-Up of the Guaranteed Protection Amount during the lifetime of the Rider, your GPA 5 Charge will remain the same as it was on the Effective Date of the Rider.

CHARGES, FEES AND DEDUCTIONS is amended by adding the following:

Guaranteed Protection Advantage 5 (GPA 5) Annual Charge (Optional Rider)

If you purchase the optional GPA 5 Rider, we will deduct annually a Guaranteed Protection Charge (“GPA 5 Charge”) from your Investment Options on a proportionate basis on each Contract Anniversary that the Rider remains in effect following the Effective Date of the Rider, and if you terminate the Rider. If you terminate this Rider on a Contract Anniversary, the full GPA 5 Charge will be deducted from the Contract Value. If this Rider or Contract terminates on a day other than a Contract Anniversary, a prorated GPA 5 Charge will be based on the Contract Value on the day the Rider terminates. The GPA 5 Charge will be deducted on the earlier of the day your Contract terminates or the Contract Anniversary following the day the Rider terminates. The GPA 5 Charge is equal to 0.25% (maximum charge is 0.75%), multiplied by your Contract Value.

The GPA 5 Charge may change if you elect the Step-Up option but will never be more than the GPA 5 Charge being charged under the then current terms and conditions of the Rider and will not be more than a maximum annual charge percentage of 0.75%. If you do not elect the optional Step-Up, your GPA 5 Charge will remain the same as it was on the Effective Date of the Rider.

If you make a full withdrawal during a Contract Year, we will deduct the GPA 5 Charge from the final payment made to you.

The Guaranteed Protection Advantage (GPA) Annual Charge (Optional Rider) section is amended by adding:

If the effective date of termination of the Rider or Contract is on a day other than the Contract Anniversary, any Charge imposed for the Rider will be prorated to the effective date of termination.

FEDERAL TAX STATUS – Loans is amended as follows:

The third paragraph in the Loan Terms subsection is replaced with the following:

If you purchase the GPA or GPA 5 Riders, there may be adverse consequences to taking a loan while these Riders are in effect. If you have an existing loan on your Contract, you should carefully consider whether these Riders are appropriate for you.

HOW YOUR INVESTMENTS ARE ALLOCATED – Transfers is replaced with the following:

Transfers

Once your Investments are allocated to the Investment Options you selected, you may transfer your Account Value less Loan Account Value from any Investment Option to any other Investment Option. Transfers are limited to twenty-five (25) for each calendar year. Additionally, only two (2) transfers in any calendar month may involve any of the following Investment Options: International Value, International Large-Cap, or Emerging Markets.

For the purpose of applying the limitations, multiple transfers that occur on the same day are considered one (1) transfer. A transfer of Account Value from the Loan Account back into your Investment Options following a loan repayment is considered a transfer under these limitations. Transfers that occur as a result of the dollar cost averaging program, the portfolio rebalancing program, the earnings sweep program or an approved asset allocation service are excluded from the limitation. No transfer fee is currently imposed for transfers among the Investment Options, but we reserve the right to impose a transaction fee for transfers in the future; a fee of up to $15 per transfer may apply to transfers in excess of fifteen (15) in any Contract Year.

If you have used all twenty-five (25) transfers available to you in a calendar year, you may no longer make transfers between the Investment Options until the start of the next calendar year. However, you may make one (1) transfer of all or a portion of the Account Value remaining in the Variable Investment Options into the Money Market Investment Option prior to the start of the next calendar year.

Transfer requests are generally effective on the Business Day we receive them in proper form, unless you request a date in the future or a systematic transfer program.

We have the right, at our option (unless otherwise required by law), to require certain minimums in the future in connection with transfers. These may include a minimum transfer amount and a minimum Account Value, if any, for the Investment Option from which the transfer is made or to which the transfer is made. If your transfer request results in your having a remaining Account Value in an Investment Option that is less than $500 immediately after such transfer, we may transfer that Account Value to your other Investment Options on a pro rata basis, relative to your most recent allocation instructions.

If we deny a transfer request, we will notify your registered representative via telephone. If you (or your registered representative) request a transfer via telephone that exceeds the above limitations, we will notify you (or your registered representative) immediately.

We reserve the right (unless otherwise required by law) to limit the size of transfers, to restrict transfers, to require that you submit any transfer requests in writing, to suspend transfers, and to impose further limits on the number and frequency of transfers you can make. We also reserve the right to reject any transfer request. Any policy we may establish with regard to the exercise of any of these rights will be applied uniformly to all transfers that fall within the stated parameters of such policy.

Market-timing Restrictions

The Contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Accordingly, organizations or individuals that use market-timing investment strategies and make frequent transfers should not purchase the Contract. Such frequent trading can disrupt management of the underlying Portfolios and raise expenses. This in turn can have an adverse effect on Portfolio performance and therefore your Contract’s performance. Such trading may also cause dilution in the value of the Investment Options held by long-term Contract Owners. While these issues can occur in connection with any of the underlying Portfolios, Portfolios holding securities that are subject to market pricing inefficiencies are more susceptible to abuse. For example, Portfolios holding international securities may be more susceptible to time-zone arbitrage which seeks to take advantage of pricing discrepancies occurring between the time of the closing of the market on which the security is traded and the time of pricing of the Portfolios.

We have policies and procedures in place with respect to frequent transfers of Contract Value among Investment Options that are designed to discourage these transfers. We monitor certain large transaction activity in an attempt to detect patterns of trading that may not be in the best interests of the Portfolios. While we have adopted policies and procedures designed to discourage excessive or short-term transfers, there is a risk that these policies will not detect this activity or will otherwise prove ineffective in whole or in part.

There are no exceptions to the above transfer limitations in the absence of an error by us, a substitution of Investment Options, or reorganization of underlying Portfolios, or other extraordinary circumstances.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions on behalf of multiple Contract Owners. Such restrictions could include:

•	not accepting transfer instructions from a registered representative acting on behalf of more than one Contract Owner, and

•	not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one Contract Owner at a time.

We further reserve the right to impose, without prior notice, restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Contract Owners.

PART II

Part C: OTHER INFORMATION

     Item 24. Financial Statements and Exhibits

(a)	Financial Statements

Part A: None

Part B:

(1) Registrant’s Financial Statements

Audited Financial Statements dated as of December 31, 2004 which are incorporated by reference from the 2004 Annual Report include the following for Separate Account A:

Statements of Assets and Liabilities
Statements of Operations
Statements of Changes in Net Assets
Notes to Financial Statements

[TO BE FILED]

(2) Depositor’s Financial Statements

Audited Financial Statements dated as of December 31, 2004 and 2003, and for each of the three years in the period ended December 31, 2004 included in Part B include the following for Pacific Life & Annuity Company:

Statements of Financial Condition
Statements of Operations
Statements of Stockholder’s Equity
Statements of Cash Flows
Notes to Financial Statements
Independent Auditors’ Report

[TO BE FILED]

(b)	Exhibits

1. (a)	Minutes of Action of Board of Directors of PM Group Life Insurance Company (PM Group) (PL&A) dated July 1, 1998. /1/

2.	Not applicable

3. (a)	Distribution Agreement between Pacific Life & Annuity Company (PL&A) and Pacific Select Distributors, Inc. (PSD) /1/

(b)	Form of Selling Agreement between Pacific Life & Annuity Company (PL&A), PSD and Various Broker-Dealers /1/

4. (a)	Pacific Odyssey—Form of Individual Flexible Premium Deferred Variable Annuity Contract (Form No. 10-232NY) /1/

(b)	Form of Qualified Pension Plan Rider (Form No. 20-24200) /1/

(c)	Form of 403(b) Tax-Sheltered Annuity Rider (Form No. 20-25200) /1/

(d)	Individual Retirement Annuity Rider (Form No. 20-25400) /1/

(e)	Roth Individual Retirement Annuity Rider (Form No. 20-24000) /1/

(f)	SIMPLE Individual Retirement Annuity Rider (Form No. 20-15300) /1/

(g)	Stepped-Up Death Benefit Rider (Form No. 20-23500) /1/

(h)	Guaranteed Protection Advantage (GPA) Rider (Form No. 20-27000) /1/

(i)	Form of Guaranteed Protection Advantage 5 (GPA 5) Rider (Form No. 20-295-1)

5. (a)	Form of Pacific Odyssey Variable Annuity Application (Form No. 25-23200) /1/

(b)	Form of Guaranteed Protection Advantage Rider Request (Form No. N2 (GPAR)) /1/

6. (a)	Articles of Incorporation of PM Group Life /1/

(b)	Amended and Restated Articles of Incorporation of PL&A /1/

(c)	By-laws of Pacific Life & Annuity Company /1/

7.	Not applicable

8. (a)	Fund Participation Agreement /1/

(b)	Administrative Agreement Between Pacific Life & Annuity Company (PL&A) and Pacific Life Insurance Company (“Pacific Life”) /1/

9.	Opinion and Consent of legal officer of Pacific Life & Annuity Company as to the legality of Contracts being registered. /1/

10.	Consent of Independent Registered Public Accounting Firm /2/

11.	Not applicable

12.	Not applicable

13.	Pacific Odyssey—Performance Calculations /1/

14.	Not applicable

15.	Powers of Attorney /1/

16.	Not applicable

/1/	Included in Registration Statement on Form N-4, File No. 333-100907, Accession No. 0001017062-02-001851 filed on October 31, 2002 and incorporated by reference herein.

/2/	Included in Registration Statement on Form N-4/A, File No. 333-100907, Accession No. 0000892569-04-000967 filed on December 16, 2004 and incorporated by reference herein.

     Item 25. Directors and Officers of Pacific Life & Annuity Company

Positions and Offices
Name and Address	with Pacific Life
Thomas C. Sutton	Director, Chairman of the Board, and Chief Executive Officer
Glenn S. Schafer	Director and President
Khanh T. Tran	Director, Executive Vice President and Chief Financial Officer
David R. Carmichael	Director, Senior Vice President and General Counsel
Audrey L. Milfs	Director, Vice President and Secretary
Brian D. Klemens	Vice President and Treasurer

The address for each of the persons listed above is as follows:

700 Newport Center Drive Newport Beach, California 92660

Item 26.	Persons Controlled by or Under Common Control with Pacific Life & Annuity Company or Separate Account A

The following is an explanation of the organization chart of Pacific Life & Annuity Company’s subsidiaries:

PACIFIC LIFE & ANNUITY COMPANY, SUBSIDIARIES & AFFILIATED
ENTERPRISES LEGAL STRUCTURE

Pacific Life & Annuity Company is an Arizona Stock Life Insurance Company wholly-owned by Pacific Life Insurance Company (a California Stock Life Insurance Company) which is wholly-owned by Pacific LifeCorp (a Delaware StockHolding Company) which is, in turn, 98% owned by Pacific Mutual Holding Company (a California Mutual Holding Company).

     Item 27. Number of Contractholders

Pacific Odyssey	0 Qualified
0 Non Qualified

     Item 28. Indemnification

(a)	The Distribution Agreement between Pacific Life & Annuity Company and Pacific Select Distributors, Inc. (PSD), formerly called Pacific Mutual Distributors, Inc. (PMD) provides substantially as follows:

Pacific Life & Annuity Company hereby agrees to indemnify and hold harmless PMD and its officers and directors, and employees for any expenses (including legal expenses), losses, claims, damages, or liabilities incurred by reason of any untrue or alleged untrue statement or representation of a material fact or any omission or alleged omission to state a material fact required to be stated to make other statements not misleading, if made in reliance on any prospectus, registration statement, post-effective amendment thereof, or sales materials supplied or approved by Pacific Life & Annuity Company or the Separate Account. Pacific Life & Annuity Company shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim. However, in no case shall Pacific Life & Annuity Company be required to indemnify for any expenses, losses, claims, damages, or liabilities which have resulted from the willful misfeasance, bad faith, negligence, misconduct, or wrongful act of PMD.

PMD hereby agrees to indemnify and hold harmless Pacific Life & Annuity Company, its officers, directors, and employees, and the Separate Account for any expenses, losses, claims, damages, or liabilities arising out of or based upon any of the following in connection with the offer or sale of the contracts: (1) except for such statements made in reliance on any prospectus, registration statement or sales material supplied or approved by Pacific Life or the Separate Account, any untrue or alleged untrue statement or representation is made; (2) any failure to deliver a currently effective prospectus; (3) the use of any unauthorized sales literature by any officer, employee or agent of PMD or Broker; (4) any willful misfeasance, bad faith, negligence, misconduct or wrongful act. PMD shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim.

(b)	The Form of Selling Agreement between Pacific Life & Annuity Company, Pacific Select Distributors, Inc. (PSD), formerly called Pacific Mutual Distributors, Inc. (PMD) and Various Broker-Dealers provides substantially as follows:

Pacific Life & Annuity Company and PMD agree to indemnify and hold harmless Selling Broker-Dealer and General Agent, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the “Fund”) filed pursuant to the 1933 Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature approved in writing by Pacific Life & Annuity Company and PMD pursuant to Section IV.E. of this Agreement.

Selling Broker-Dealer and General Agent agree to indemnify and hold harmless Pacific Life & Annuity Company, the Fund and PMD, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (a) any oral or written misrepresentation by Selling Broker-Dealer or General Agent or their officers, directors, employees or agents unless such misrepresentation is contained in the registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by Pacific Life & Annuity Company and PMD pursuant to Section IV.E. of this Agreement, (b) the failure of Selling Broker-Dealer or General Agent or their officers, directors, employees or agents to comply with any applicable provisions of this Agreement or (c) claims by Sub-agents or employees of General Agent or Selling Broker-Dealer for payments of compensation or remuneration of any type. Selling Broker-Dealer and General Agent will reimburse Pacific Life & Annuity Company or PMD or any director, officer, agent or employee of either entity for any legal or other expenses reasonably incurred by Pacific Life & Annuity Company, PMD, or such officer, director, agent or employee in connection with investigating or defending any such loss, claims, damages, liability or action. This indemnity agreement will be in addition to any liability which Broker-Dealer may otherwise have.

     Item 29. Principal Underwriters

(a)	PSD, formerly called PMD, also acts as principal underwriter for the Pacific Select Exec Separate Account of Pacific Life and Annuity Company, Pacific Select Fund, and the following Separate Accounts of Pacific Life Insurance Company: Pacific Select Separate Account, Pacific Select Exec Separate Account, Pacific Select Variable Annuity Separate Account, Pacific Corinthian Variable Separate Account, Separate Account B, COLI Separate Account, COLI II Separate Account, COLI III Separate Account, and Pacific Select Fund.

(b)	For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference.

(c)	PSD retains no compensation or net discounts or commissions from the Registrant.

     Item 30. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life Insurance Company at 700 Newport Center Drive, Newport Beach, California 92660.

     Item 31. Management Services

Not applicable

     Item 32. Undertakings

The registrant hereby undertakes:

(a)	to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

(b)	to include either (1) as a part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, or (3) to deliver a Statement of Additional Information with the Prospectus.

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     Additional Representations

     (a) The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. 1P-6-88 (November 28, 1988) with respect to annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1)-(4) of this letter have been complied with.

     (b) REPRESENTATION PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life & Annuity Company, the sponsoring insurance company of the Registrant represents that the fees and charges to be deducted under the Variable Annuity Contract (“Contract”) described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(a) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and the State of California on this 17th day of February, 2005.

SEPARATE ACCOUNT A (Registrant)
By:	PACIFIC LIFE & ANNUITY COMPANY

By:
Thomas C. Sutton*
Chairman and Chief Executive Officer

By:	PACIFIC LIFE & ANNUITY COMPANY
(Depositor)

By:
Thomas C. Sutton*
Chairman and Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 2 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

Thomas C. Sutton*	Director, Chairman of the Board and Chief Executive Officer	February 17, 2005

Glenn S. Schafer*	Director and President	February 17, 2005

Khanh T. Tran*	Director, Executive Vice President and Chief Financial Officer	February 17, 2005

David R. Carmichael*	Director, Senior Vice President and General Counsel	February 17, 2005

Audrey L. Milfs*	Director, Vice President and Secretary	February 17, 2005

Brian D. Klemens*	Vice President and Treasurer	February 17, 2005

*By:	/s/ DAVID R. CARMICHAEL	February 17, 2005

David R. Carmichael
as attorney-in-fact

(Powers of Attorney are contained in the Registration Statement on Form N-4 for Separate Account A, File No. 333-100907, Accession No. 0001017062-02-001851 filed on October 31, 2002 and incorporated by reference herein, as Exhibit 15.)